CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Current liabilities
Accounts payable, current	¥ 135,848	¥ 198,177
Amounts due to related parties	14,569	67,510
Short-term borrowings	438,010	168,844
Short-term Funding Debts	4,646,041	10,525,134
Accrued interest payable	182,280	290,446
Risk safeguard fund payable	456,276
Accrued expenses and other current liabilities	2,145,689	1,611,029
Non-current liabilities
Long-term Funding Debts	157,887	166,629
Deferred tax liabilities	¥ 187,183
Long-term borrowings		¥ 289
Class A Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	1,889,352,801	1,889,352,801
Common stock, shares issued | shares	253,693,940	217,070,940
Common stock, shares outstanding | shares	243,090,108	217,070,940
Class B Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	110,647,199	110,647,199
Common stock, shares issued | shares	108,147,199	110,647,199
Common stock, shares outstanding | shares	108,147,199	110,647,199
VIEs
Current liabilities
Accounts payable, current	¥ 135,848	¥ 158,692
Amounts due to related parties	14,569	67,510
Short-term borrowings	438,010	168,844
Short-term Funding Debts	4,646,041	10,525,134
Accrued interest payable	182,280	290,446
Risk safeguard fund payable	456,276	0
Accrued expenses and other current liabilities	2,010,042	1,506,805
Non-current liabilities
Long-term Funding Debts	157,887	166,629
Deferred tax liabilities	187,183	0
Long-term borrowings	¥ 0	¥ 289